CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Currency translation adjustment, tax	$ 7,528	$ 7,910
Change in fair value of derivatives, tax	(6,357)	5,895	3,826
Unrecognized actuarial gains (losses), tax